Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Forbearance Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,585	£ 1,528
Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	1,109	1,112
Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	476	416
Interest-only | Homes
Disclosure of credit risk exposure [line items]
Forbearance	419	285
Interest-only | Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	280	184
Interest-only | Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	139	101
Flexible | Homes
Disclosure of credit risk exposure [line items]
Forbearance	35	48
Flexible | Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	24	34
Flexible | Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	11	14
LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Forbearance	13	10
LTV >100% | Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	3	3
LTV >100% | Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	10	7
Buy-to-let | Homes
Disclosure of credit risk exposure [line items]
Forbearance	11	9
Buy-to-let | Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	8	6
Buy-to-let | Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Forbearance	£ 3	£ 3